POMONA INVESTMENT FUND

CONSOLIDATED SCHEDULE OF INVESTMENTS

June 30, 2023 (UNAUDITED)

Private Equity Investments (85.92%)(a)(b)	Geographic Region(c)	Acquisition Date	Fair Value
Direct Investments/Co-Investments (2.53%)
Blue Owl GP Stakes V Nimbus Cayman (B), L.P.(d)	North America	09/10/2021	$8,380,706
Blue Owl GP Stakes V Nimbus U.S. (A), LLC(d)	North America	09/10/2021	1,723,007
BSV Opportunities B, F.C.R.E(d)	Europe	12/16/2021	5,227,739
Investcorp Aspen Offshore Fund, L.P.(d)	Rest of World	07/01/2019	10,013,858
Roark Capital Partners II Sidecar, L.P.(d)	North America	10/18/2018	1,744,498
Total Direct Investments/Co-Investments			27,089,808

Primary Investments (4.54%)
Aberdeen U.S. Private Equity VIII (Offshore), L.P.	Europe	04/11/2019	3,458,273
Accel-KKR Capital Partners VII, L.P.(d)	North America	12/16/2022	–
Accel-KKR Growth Capital Partners IV, L.P.(d)	North America	12/17/2021	719,194
Berkshire Fund X-A, L.P.	North America	09/22/2020	5,441,282
Blue Owl GP Stakes V Offshore Investors, L.P.	North America	09/20/2021	2,647,740
BPEA EQT Mid-Market Growth Partnership, SCSp(d)	Europe	06/07/2023	(20,230)
CB Offshore Equity X, L.P.	North America	11/20/2020	2,016,438
Clearlake Capital Partners VII (USTE), L.P.(d)	North America	09/17/2021	2,697,471
Genstar Capital Partners X, L.P.	North America	04/01/2021	3,293,416
Genstar Capital Partners XI, L.P.(d)	North America	04/26/2023	–
Green Equity Investors Side IX, L.P.(d)	North America	03/01/2022	28,357
Hellman & Friedman Capital Partners IX (Parallel), L.P.	North America	09/28/2018	2,736,320
Hellman & Friedman Capital Partners X (Parallel), L.P.(d)	North America	05/10/2021	3,817,845
Hellman & Friedman Capital Partners XI (Parallel), L.P.(d)	North America	12/16/2022	–
Roark Capital Partners V (TE), L.P.	North America	04/30/2018	6,311,356
Roark Capital Partners VI (TE), L.P.(d)	North America	01/28/2022	1,987,135
TA XIV-B, L.P.(d)	North America	05/27/2021	3,047,538
TA XV-B, L.P.(d)	North America	04/27/2023	–
The Veritas Capital Fund VII, L.P.(d)	North America	10/10/2019	3,901,498
The Veritas Capital Fund VIII, L.P.	North America	03/16/2022	3,080,599
Thoma Bravo Explore Fund II-A, L.P.(d)	North America	02/03/2022	–
Thoma Bravo Fund XV-A, L.P.	North America	02/03/2022	3,135,304
Vista Equity Partners Fund VIII-A, L.P.(d)	North America	04/27/2022	411,313
Total Primary Investments			48,710,849

Seasoned Primary Investments (5.18%)
Aerospace, Transportation and Logistics Fund II, L.P.(d)	North America	03/31/2019	2,141,459
Avista Capital Partners (Offshore) IV, L.P.(d)	North America	12/01/2017	385,803
Gryphon Partners IV, L.P.(d)	North America	06/08/2016	6,121,000
Gryphon Partners VI-A, L.P.(d)	North America	12/17/2021	8,027,017
Insight Partners (Cayman) XII Buyout Annex Fund, L.P.	North America	10/26/2021	3,721,795
Ironsides Offshore Direct Investment Fund V, L.P.(d)	North America	12/31/2019	4,047,701
L Catterton IX, L.P.(d)	North America	03/09/2021	6,858,202
Merit Mezzanine Fund VI, L.P.(d)	North America	03/02/2018	1,671,950
NB Credit Opportunities II Cayman Feeder LP(d)	North America	06/30/2023	7,148,016
OceanSound Partners Fund, L.P.(d)	North America	01/31/2022	8,325,722
Sorenson Capital Partners IV-B, L.P.(d)	North America	01/11/2022	3,720,362

Private Equity Investments (85.92%)(a)(b) (continued)	Geographic Region(c)	Acquisition Date	Fair Value
Seasoned Primary Investments (5.18%) (continued)
VSS Structured Capital Parallel III, L.P.	North America	01/26/2018	$3,411,174
Total Seasoned Primary Investments			55,580,201

Secondary Investments (73.67%)
ABRY Partners V, L.P.(d)	North America	12/31/2018	4,410
Accel-KKR Capital Partners CV III, L.P.(d)	North America	06/30/2021	3,006,670
Accel-KKR Capital Partners III, L.P.(d)	North America	06/30/2021	20,790
Actis Energy 5 LP(d)	Europe	06/30/2023	161,319
Advent International GPE VI-A Limited Partnership(d)	North America	03/31/2021	137,077
Advent International GPE VII-B Limited Partnership(d)	North America	06/30/2015	678,724
Advent International GPE VIII-B-2, L.P.(d)	North America	03/31/2022	3,295,431
Advent International GPE VIII-C Limited Partnership(d)	North America	12/31/2019	2,407,391
AEA EXC CF, L.P.(d)	North America	08/12/2022	11,094,674
American Securities Partners V, L.P.(d)	North America	03/31/2022	6,227
American Securities Partners VI, L.P.(d)	North America	03/31/2022	2,396,660
American Securities Partners VII, L.P.	North America	12/30/2022	39,252,849
AP VIII Private Investors Offshore (USD), L.P.(d)	Europe	06/30/2017	41,916
AP VIII Private Investors, LLC(d)	Europe	06/28/2019	838,127
Apax Europe VI - A, L.P.(d)	Europe	12/30/2016	208,658
Apax Europe VII, L.P.(d)	Europe	03/31/2021	27,859
Apollo Investment Fund VI, L.P.(d)	North America	12/31/2018	67,248
Apollo Investment Fund VII, L.P.	North America	09/29/2017	15,229
Ares Corporate Opportunities Fund III, L.P.(d)	North America	12/31/2019	22,599
Artiman Ventures III, L.P.(d)	North America	03/31/2021	695,436
Astorg VI SLP(d)	Europe	03/31/2022	2,432,332
Astorg VII SLP(d)	Europe	03/31/2022	8,769,754
Atlas Capital Resources, L.P.(d)	North America	06/30/2021	323,178
Audax Mezzanine Fund III, L.P.(d)	North America	09/30/2016	632,521
Audax Private Equity Fund Aspen CF, L.P.(d)	North America	03/24/2022	7,930,898
Audax Private Equity Fund III, L.P.(d)	North America	09/30/2015	126,961
Audax Private Equity Fund, L.P.(d)	North America	12/31/2018	3,261
Audax Senior Loan Fund III, L.P.	North America	09/28/2018	321,738
Avista Capital Partners (Offshore) II, L.P.(d)	North America	12/31/2019	129,448
Avista Healthcare Partners, L.P.(d)	North America	12/31/2019	75,156
Bain Capital Asia Fund II, L.P.(d)	North America	12/31/2019	1,942,571
Bain Capital Asia Fund III, L.P.(d)	North America	06/30/2023	4,962,607
Bain Capital Distressed and Special Situations 2013 E, L.P.(d)	North America	06/30/2015	60,908
Bain Capital Empire Holdings, L.P.(d)	North America	09/21/2022	19,435,986
Bain Capital Europe Fund III, L.P.(d)	North America	12/30/2016	193,688
Bain Capital Fund VII, L.P.(d)	North America	12/29/2017	8,510,349
Bain Capital Fund X, L.P.(d)	North America	12/30/2015	1,886,307
Bain Capital VII Coinvestment Fund, L.P.(d)	North America	12/29/2017	114,554
BC Asia III Private Investors, L.P.	North America	06/30/2020	2,557,520
BC Europe IV Private Investors, L.P.	North America	06/30/2020	1,099,993
BC European Capital IX-8, L.P.(d)	Europe	12/31/2020	932,216
BC Life Sciences Private Investors, L.P.(d)	North America	06/30/2020	1,678,185
BC XI Private Investor, L.P.	North America	06/30/2020	2,498,235
BC XII Private Investors, L.P.	North America	06/30/2020	4,803,362
BCP V-S, L.P.(d)	North America	09/29/2017	27
Berkshire Fund IX, L.P.	North America	09/03/2021	9,858,329
Berkshire Fund VI, Limited Partnership(d)	North America	12/31/2018	4,695,553
Berkshire Fund VII, L.P.(d)	North America	12/31/2018	224,368
Berkshire Fund VIII (IND), L.P.	North America	09/03/2021	6,596,394

Private Equity Investments (85.92%)(a)(b) (continued)	Geographic Region(c)	Acquisition Date	Fair Value
Secondary Investments (73.67%) (continued)
Blackstone Capital Partners V, L.P.(d)	North America	09/29/2017	$8,436
Blue Owl GP Stakes US Investors, L.P.	North America	03/31/2022	1,406,405
Bowmark Capital Partners V, L.P.(d)	Europe	06/30/2023	3,232,267
BPEA Private Equity Fund VI, L.P.1(d)	Europe	06/30/2023	5,847,361
Bridgepoint Europe IV, L.P.(d)	Europe	03/31/2021	237,034
Carlyle Partners V, L.P.(d)	North America	12/31/2019	71,634
Carlyle US Equity Opportunity Fund II, L.P.	North America	06/30/2022	1,676,798
Catterton Growth Partners, L.P.(d)	North America	06/30/2021	1,066,154
CCP Climb, L.P.(d)	Europe	05/03/2023	–
CCP Strider L.P.(d)	Europe	10/10/2022	15,966,113
CD&R Value Building Partners I, L.P.	North America	12/02/2021	11,763,821
CDRF8 Private Investors, LLC	North America	06/30/2017	118,420
Centerbridge Seaport Acquisition Fund, L.P.(d)	North America	04/27/2022	8,000,000
Cerberus Institutional Partners, L.P. - Series Four(d)	North America	12/30/2016	67,719
Charlesbank Equity Fund IX, Limited Partnership	North America	03/31/2022	4,168,412
Charlesbank Equity Fund VIII, Limited Partnership	North America	03/31/2022	1,766,807
Charterhouse Capital Partners IX, L.P.(d)	Europe	12/31/2021	52,124
CHP III, L.P.(d)	North America	09/29/2017	57,707
CI Capital Investors II, L.P.(d)	North America	12/31/2019	81,470
CI Capital Investors III, L.P.	North America	12/31/2019	17,872,781
Clayton, Dubilier & Rice Fund IX, L.P.	North America	06/30/2022	5,099,266
Clayton, Dubilier & Rice Fund XI, L.P.(d)	North America	06/30/2022	1,879,999
Clearlake Capital Partners II, L.P.	North America	09/30/2022	606
Clearlake Capital Partners III, L.P.	North America	09/30/2022	341,476
Clearlake Capital Partners IV, L.P.	North America	12/31/2019	2,469,695
Clearlake Capital Partners V (Offshore), L.P.	North America	12/30/2022	611,418
Clearlake Capital Partners V, L.P.	North America	09/30/2022	23,260,203
Clearlake Capital Partners VI, L.P.(d)	North America	09/30/2022	2,293,667
Clearlake Opportunities Partners (P-Offshore), L.P.	North America	12/31/2019	770,110
Coller International Partners VI, L.P.(d)	Europe	12/31/2021	350,924
Comvest Capital II International (Cayman), L.P.	North America	06/29/2018	48,890
Comvest Capital III International (Cayman), L.P.	North America	06/29/2018	262,496
Court Square Capital Partners (Offshore) III, L.P.	North America	12/31/2020	843,542
CVC Capital Partners VI, L.P.	Europe	12/30/2022	12,891,181
CVC Capital Partners VII (A), L.P.	Europe	08/15/2022	3,960,933
CVC European Equity Partners V (A), L.P.	Europe	12/30/2022	194,790
CVC European Equity Partners V (C), L.P.	Europe	03/31/2023	216,592
DCM IV, L.P.(d)	North America	06/30/2015	63,537
DCM V, L.P.(d)	North America	06/30/2015	96,224
DCM VI, L.P.(d)	North America	06/30/2015	379,185
EQT VI (No.1) Limited Partnership(d)	Europe	12/31/2021	3,796
EQT VII (No.1) Limited Partnership(d)	Europe	12/31/2020	811,292
EQT VIII (No.1) SCSp(d)	Europe	12/31/2020	1,349,591
Equistone Partners Europe Fund IV, L.P.(d)	Europe	12/31/2021	443,100
Fifth Cinven Fund (No.3) Limited Partnership	Europe	12/31/2021	2,067,425
Five Arrows Florence Continuation Fund SCSp(d)	Europe	05/05/2022	9,729,941
Francisco Partners II, L.P.(d)	North America	12/31/2018	2,925
Frontenac XI Private Capital (M) Limited Partners(d)	North America	07/24/2023	–
FSN Capital IV, L.P.(d)	Europe	12/31/2019	61,936
General Atlantic Investment Partners 2013, L.P.	North America	12/31/2019	1,963,219
Genstar Capital Partners V, L.P.(d)	North America	03/31/2022	8,402
Genstar Capital Partners VI, L.P.(d)	North America	03/31/2022	879,085
Genstar Capital Partners VII (EU), L.P.(d)	North America	12/31/2020	934,514
Genstar Capital Partners VII, L.P.(d)	North America	03/31/2022	8,133,780

Private Equity Investments (85.92%)(a)(b) (continued)	Geographic Region(c)	Acquisition Date	Fair Value
Secondary Investments (73.67%) (continued)
Genstar Capital Partners VIII BL (EU), L.P.	North America	12/31/2020	$2,815,086
Genstar VIII Opportunities Fund I (EU), L.P.(d)	North America	12/31/2020	1,992,825
GESD Investors II, L.P.(d)	North America	09/29/2017	62,751
Green Equity Investors CF II, L.P.(d)	North America	11/30/2021	1,704,538
Green Equity Investors CF, L.P.(d)	North America	04/26/2021	2,788,391
Green Equity Investors Side VI, L.P.	North America	06/30/2021	5,792,151
Green Equity Investors V, L.P.(d)	North America	09/29/2017	114,009
Green Equity Investors VI, L.P.	North America	09/30/2022	4,636,779
Gridiron Capital Fund II, L.P.(d)	North America	12/31/2019	767,434
Gridiron Energy Feeder I, L.P.(d)	North America	05/10/2017	2,426,377
Gryphon Co-Invest Fund IV, L.P.(d)	North America	12/31/2020	307,063
Gryphon Mezzanine Partners II, L.P.	North America	12/30/2022	16,882,000
Gryphon Mezzanine Partners, L.P.	North America	12/30/2022	4,049,000
Gryphon Partners 3.5, L.P.(d)	North America	12/31/2020	28,925
Gryphon Partners IV, L.P.(d)	North America	12/31/2020	1,883,385
Gryphon Partners V-A, L.P.(d)	North America	12/31/2020	3,012,075
GS Capital Partners VI Parallel, L.P.(d)	North America	12/31/2019	22,777
GSO Capital Opportunities Overseas Fund, L.P.(d)	North America	12/30/2015	64,899
GSO Private Investors Offshore II, L.P.	North America	06/30/2017	43,031
H&F Arrow 2, L.P.(d)	North America	08/28/2020	2,435,280
H&F Executives IX, L.P.	North America	09/30/2020	3,415,515
H&F Executives VIII, L.P.	North America	09/30/2020	3,147,654
H.I.G. Bayside Debt & LBO Fund II, L.P.	North America	12/31/2018	322,667
H.I.G. Bayside Loan Opportunity Cayman Fund II, L.P.(d)	North America	03/31/2021	15,879
H.I.G. Capital Partners IV, L.P.(d)	North America	12/31/2018	177,134
H.I.G. Capital Partners V, L.P.(d)	North America	06/30/2023	6,431,880
Halifax Capital Partners IV, L.P.(d)	North America	03/31/2022	6,053,683
Hamilton Lane-Carpenters Partnership Fund IV, L.P.	North America	03/31/2022	16,018,517
Hamilton Lane-Carpenters Partnership Fund V, L.P.(d)	North America	03/31/2022	7,250,737
Harvest Partners Structured Capital Fund II, L.P.(d)	North America	12/30/2022	24,483,845
Harvest Partners Structured Capital Fund III, L.P.(d)	North America	12/30/2022	12,480,959
Harvest Partners Structured Capital Fund, L.P.	North America	12/30/2022	15,525,144
Hellman & Friedman Capital Partners VII (Parallel), L.P.(d)	North America	06/28/2019	1,396,862
Hellman & Friedman Capital Partners VII, L.P.(d)	North America	06/30/2021	957,100
HFCP VII (Parallel-A), L.P.(d)	North America	09/30/2021	496,393
Hg Genesis 6 C L.P.(d)	Europe	03/31/2023	60,677
Hg Genesis 7 C L.P.(d)	Europe	03/31/2023	1,853,757
Hg Genesis 7 E L.P.(d)	Europe	06/30/2023	2,693,206
HPE Continuation Fund I C.V.	Europe	05/27/2021	3,521,281
Icon Partners II, L.P.(d)	North America	03/27/2021	293,256
Icon Partners III, L.P.(d)	North America	04/13/2021	2,765,264
Insight Equity I, L.P.(d)	North America	12/31/2018	2,219
Insight Equity II, L.P.(d)	North America	12/31/2018	403,498
Insight Partners Continuation Fund, L.P.	North America	08/14/2019	8,381,662
Insight Venture Partners (Cayman) IX, L.P.	North America	09/30/2019	2,457,734
Insight Venture Partners (Cayman) VIII, L.P.	North America	09/30/2019	1,791,817
Insight Venture Partners Coinvestment Fund (Delaware) III, L.P.(d)	North America	09/30/2019	238,734
Insight Venture Partners Coinvestment Fund II, L.P.	North America	06/30/2015	1,173,110
Insight Venture Partners Coinvestment Fund III, L.P.(d)	North America	06/30/2015	117,652
Insight Venture Partners Growth-Buyout Coinvestment Fund (Cayman), L.P.(d)	North America	09/30/2019	865,739
Insight Venture Partners Growth-Buyout Coinvestment Fund, L.P.(d)	North America	09/30/2019	53,470
Insight Venture Partners IX, L.P.	North America	09/30/2019	62,828

Private Equity Investments (85.92%)(a)(b) (continued)	Geographic Region(c)	Acquisition Date	Fair Value
Secondary Investments (73.67%) (continued)
Insight Venture Partners VII, L.P.	North America	06/30/2015	$2,290,839
Insight Venture Partners VIII (Co-Investors), L.P.	North America	12/31/2019	215,276
Insight Venture Partners VIII, L.P.	North America	06/30/2015	2,724,411
JMI Equity Fund VI, L.P.	North America	09/29/2017	1,905
Kelso Investment Associates IX, L.P.(d)	North America	03/31/2022	1,993,505
Kelso Investment Associates VIII, L.P.(d)	North America	09/29/2017	533,679
KKR 2006 Fund, L.P.	North America	09/29/2017	1,500
KKR 2006 Private Investors Offshore, L.P.	North America	06/30/2017	1,441
KKR Americas Fund XII, L.P.	North America	03/31/2021	3,330,024
KKR China Growth Fund, L.P.(d)	North America	12/31/2021	372,075
KKR North America Fund XI, L.P.	North America	12/31/2021	3,509,998
Lightspeed Venture Partners IX, L.P.(d)	North America	12/31/2020	3,208,742
Lion/Simba Investors, L.P.	Europe	12/21/2020	4,301,929
Littlejohn Fund III, L.P.(d)	North America	12/31/2018	22,183
Littlejohn Fund IV, L.P.(d)	North America	12/30/2015	773,033
Lovell Minnick Equity Partners III, L.P.	North America	06/30/2021	682,621
Madison Dearborn Capital Partners VI-C, L.P.	North America	03/31/2021	23,233
Madison Dearborn Capital Partners VII, L.P.	North America	03/31/2022	6,124,979
Marlin Equity III, L.P.(d)	North America	06/30/2021	41,508
Mason Wells Buyout Fund III Limited Partnership(d)	North America	03/31/2021	4,036
MDCP Insurance SPV, L.P.(d)	North America	05/09/2023	2,168,878
MDP Fund, L.P.	Europe	06/30/2015	17,153
Merchant Banking Partners IV, L.P.(d)	North America	09/29/2017	7,564
Montagu+ SCSp(d)	Europe	11/10/2021	8,650,339
Montreux Equity Partners IV, L.P.(d)	North America	09/29/2017	360,144
MPE Partners II, L.P.	North America	06/30/2019	1,627,996
MSouth Equity Partners II, L.P.	North America	12/31/2019	38,813
Nautic Partners VI-A, L.P.(d)	North America	12/31/2019	327,977
Navis Asia Fund VI, L.P.	Rest of World	03/31/2021	22,869
NB SPV, L.P.(d)	North America	08/27/2021	4,989,836
New Enterprise Associates 12, Limited Partnership(d)	North America	09/29/2017	42,489
New Mountain Partners III, L.P.(d)	North America	09/29/2017	111,846
New Mountain Partners IV, L.P.(d)	North America	03/31/2023	1,719,389
New Mountain Partners V, L.P.	North America	03/31/2023	8,106,332
NewView Capital Fund I, L.P.(d)	North America	10/31/2018	5,766,485
North Bridge Growth Equity II, L.P.(d)	North America	12/31/2020	8,806,713
Oak Investment Partners XII, Limited Partnership(d)	North America	03/29/2019	35,379
Oaktree Opportunities Fund IX (Cayman), L.P.(d)	North America	12/31/2021	2,009,747
Oaktree Opportunities Fund VIII (Cayman), Ltd.(d)	North America	12/31/2021	7,089
Oaktree Private Investment Fund 2010, L.P.	North America	06/30/2015	49,905
Odyssey Investment Partners Fund V, LP(d)	North America	06/30/2023	6,364,603
Paladin III (HR), L.P.(d)	North America	09/29/2017	191,714
Pamlico Capital III Continuation Fund, L.P.(d)	North America	01/27/2023	8,833,386
Parthenon Investors II, L.P.(d)	North America	12/31/2018	204,111
Parthenon Investors III, L.P.	North America	12/31/2018	759,118
Pegasus WSJLL Fund, L.P.(d)	North America	12/13/2021	9,800,452
Permira IV Feeder, L.P.(d)	Europe	04/23/2020	9,021,225
Platinum Equity Capital Partners II	North America	09/29/2017	107,829
PRO SPV, L.P.(d)	North America	08/27/2021	6,782,395
Providence Equity Offshore Partners IV, L.P.(d)	North America	12/30/2016	16,960
Providence Equity Partners V, L.P.(d)	North America	12/30/2016	37,323
Providence Equity Partners VI, L.P.(d)	North America	12/30/2016	288,632
Providence Equity Partners VII, L.P.	North America	09/29/2017	336,146
PT2-A, L.P.(d)	North America	12/16/2021	8,503,129

Private Equity Investments (85.92%)(a)(b) (continued)	Geographic Region(c)	Acquisition Date	Fair Value
Secondary Investments (73.67%) (continued)
PTEV-A, L.P.(d)	North America	12/30/2021	$4,728,854
RC III CKE LLC(d)	North America	06/30/2023	4,813,205
RCF V Annex Fund, L.P.(d)	Rest of World	06/30/2021	9,798
Resource Capital Fund V, L.P.(d)	Rest of World	06/30/2021	65,848
Riverside Capital Appreciation Fund V, L.P.(d)	North America	03/31/2021	148,169
Roark Capital Partners CF RI, L.P.	North America	08/26/2022	991,934
Roark Capital Partners CF, L.P.	North America	05/11/2022	8,333,885
Roark Capital Partners II, L.P.	North America	06/29/2018	288,646
Roark Capital Partners III, L.P.	North America	06/29/2018	5,763,797
Roark Capital Partners IV, L.P.	North America	06/29/2018	7,669,302
Samson Brunello 2, L.P.(d)	North America	02/19/2021	2,591,008
Samson Hockey 2, L.P.(d)	North America	12/23/2020	2,271,079
Samson Shield 2, L.P.(d)	North America	12/23/2020	4,360,371
Saw Mill Capital Partners, L.P.(d)	North America	09/29/2017	49,779
Seidler Equity Partners IV, L.P.	North America	06/30/2021	1,430,668
Silver Lake Partners III, L.P.(d)	North America	12/31/2018	108,003
Silver Lake Partners V, L.P.	North America	06/30/2020	2,590,075
Sixth Cinven Fund (No. 2) Limited Partnership	Europe	12/30/2022	1,868,936
Sixth Cinven Fund (No. 4) Limited Partnership	Europe	06/30/2019	2,478,222
Sixth Street Opportunities Partners III (B), L.P.	North America	06/30/2015	20,485
SL SPV-2, L.P.	North America	02/14/2019	1,125,229
Sorenson Capital Partners III, L.P.(d)	North America	12/31/2021	11,503,561
Sterling Capital Partners IV, L.P.(d)	North America	12/31/2021	545,846
Summit Partners Growth Equity Fund VIII-B, L.P.	North America	12/31/2021	1,197,378
Summit Partners Private Equity Fund VII-A, L.P.	North America	12/31/2018	211,257
Sun Capital Partners IV, L.P.(d)	North America	12/31/2018	83,120
Sun Capital Partners V, L.P.	North America	12/31/2018	108,048
SunTx Capital Partners II, L.P.(d)	North America	12/31/2019	2,038,784
TA Atlantic and Pacific VI, L.P.(d)	North America	03/31/2021	45,507
TCW/Crescent Mezzanine Partners VB, L.P.(d)	North America	12/30/2015	39,259
Tennenbaum Opportunities Fund V, LLC(d)	North America	09/29/2017	120,900
The Veritas Capital Fund V, L.P.(d)	North America	06/30/2019	21,789,987
The Veritas Capital Fund VI, L.P.(d)	North America	03/31/2022	12,944,387
Thomas H. Lee Parallel (Cayman) Fund VII, L.P.(d)	North America	06/29/2018	1,967,812
TowerBrook Investors III, L.P.(d)	North America	12/31/2019	22,328
TPF II-A, L.P.(d)	North America	12/31/2019	8,875
TPG Growth III (A), L.P.	North America	12/31/2019	2,073,603
TPG Partners V, L.P.(d)	North America	09/29/2017	2,853
TPG Partners VI, L.P.	North America	09/29/2017	213,690
TPG STAR, L.P.(d)	North America	09/29/2017	172,209
Trident VI, L.P.(d)	North America	06/30/2023	8,558,823
Triton Fund III, L.P.(d)	Europe	03/31/2021	56,033
Triton Fund IV L.P.(d)	Europe	06/30/2023	2,172,121
Vista Equity Partners Fund V, L.P.(d)	North America	09/30/2018	15,614,288
Warburg Pincus Global Growth, L.P.	North America	06/30/2022	6,276,477
Warburg Pincus Private Equity XI, L.P.(d)	North America	12/31/2021	3,373,854
Warburg Pincus Private Equity XI-B, L.P.(d)	North America	03/31/2022	4,511,174
Warburg Pincus Private Equity XII, L.P.	North America	06/30/2022	4,852,337
Warburg Pincus Private Equity XII-B, L.P.	North America	03/31/2022	4,883,899
Webster Equity Partners Bristol CF, L.P.(d)	North America	10/15/2021	6,716,978
Wellspring Capital Partners IV, L.P.(d)	North America	06/30/2015	(399)
White Deer Energy, L.P.(d)	North America	06/30/2021	48,597
Wind Point Partners AAV, L.P.(d)	North America	06/29/2021	1,079,922
Wind Point Partners VII-B, L.P.(d)	North America	09/29/2017	463,335

Private Equity Investments (85.92%)(a)(b) (continued)	Geographic Region(c)	Acquisition Date	Fair Value
Secondary Investments (73.67%) (continued)
WP AUSA, L.P.(d)	North America	07/22/2019	$8,239,368
Total Secondary Investments			789,713,932

Total Private Equity Investments
(Cost $816,141,950)			$921,094,790

Short-Term Investments (25.99%)	Fair Value
Money Market Funds (25.99%)
Fidelity Government Portfolio, Class I, 4.93%(e)	276,952,489
JPMorgan US Government Money Market Fund, 4.86%(e)	1,621,765

Total Money Market Funds	278,574,254

Total Short-Term Investments
(Cost $278,574,254)	$278,574,254

Total Investments (111.91%)
(Cost $1,094,716,204)	$1,199,669,044

Liabilities in Excess of Other Assets (-11.91%)	(127,685,139)
Net Assets (100.00%)	$1,071,983,905

(a)	Private Equity Investments are generally offered in private placement transactions and as such are illiquid and generally restricted as to resale. Total cost and fair value of illiquid and restricted securities as of June 30, 2023 was $816,141,950 and $921,094,790, respectively.

(b)	Pomona Investment Fund ordinarily acquires portfolios of investments that are comprised of interests in multiple private equity funds (rather than single interests in such funds) and pays a single purchase price for each such portfolio. As a result, the specific acquisition cost allocated to each Private Equity Investment does not necessarily reflect the actual cost of each such investment. The information regarding the Private Equity Investments, as listed in the Consolidated Schedule of Investments above, has not been prepared, reviewed or approved by any such Private Equity Fund or any general partner, manager or sponsor of such Private Equity Investments or any of their respective affiliates. As of June 30, 2023, the aggregate cost of each investment restricted to resale was: $2,587,369, $3,576,419, $7,723,191, $4,414,568, $920,794, $2,364,985, $–, $760,618, $4,955,786, $2,818,335, $–, $1,746,320, $2,568,672, $3,177,245, $–, $–, $1,940,495, $3,598,539, $–, $3,808,931, $1,634,695, $3,300,000, $–, $2,828,815, $3,236,874, $–, $3,233,992, $438,782, $2,025,458, $390,084, $3,568,010, $7,987,287, $3,625,000, $2,458,321, $5,965,446, $2,093,508, $6,841,356, $6,015,526, $3,874,700, $2,997,566, $28,494, $3,815,184, $11,589, $230,177, $41,815, $1,744,494, $2,868,196, $1,609,184, $11,204,532, $4,125, $1,825,493, $31,759,385, $154,778, $1,747,198, $406,876, $20,004, $207,218, $296,687, $585,763, $547,290, $3,873,937, $6,722,589, $1,211,082, $1,433,742, $7,370,000, $2,308,026, $2,154, $461,534, $–, $370,995, $2,055,081, $3,066,062, $–, $16,967,972, $962,325, $5,516,370, $4,222,683, $49,683, $479,733, $815,423, $1,487,440, $470,516, $1,201,158, $2,560,217, $47,896, $9,082,199, $6,040,488, $992,633, $6,497,467, $444,287, $1,429,596, $2,281,447, $5,081,248, $130,322, $53,331, $1,751,582, $209,397, $–, $15,545,080, $9,959,338, $292,336, $8,959,290, $688,460, $2,634,974, $1,111,848, $–, $216,690, $4,816, $11,849,496, $4,904,722, $1,768,270, $8,048, $187,670, $2,485,344, $499,274, $22,720,294, $2,141,126, $686,487, $318,119, $151,461, $1,611,792, $752,370, $12,089,559, $2,707,692, $212,127, $235,566, $133,659, $1,177,767, $1,692,108, $–, $901,967, $1,145,090, $496,116, $2,327,963, $8,227,875, $112,071, $–, $127,519, $2,053,982, $212,384, $1,309,870, $788,048, $6,148,485, $1,618,958, $1,172,698, $13,778, $1,185,423, $–, $4,622,463, $6,470,732, $3,564,207, $1,885,849, $1,741,331, $343,019, $14,522,053, $3,729,884, $163,282, $2,022,755, $2,329,208, $16,951, $261,086, $208,497, $1,233,601, $2,343,393, $1,656,738, $614,120, $–, $1,701,939, $4,797,494, $6,345,600, $13,056,677, $6,204,297, $19,002,400, $10,978,101, $13,365,789, $7,777,784, $640,492, $936,385, $46,154, $1,200,464, $1,865,557, $3,303,170, $184,439, $3,844,385, $157,636, $822,646, $4,834,186, $1,643,079, $1,349,186, $371,249, $574,192, $150,922, $714,636, $44,512, $41,793, $1,648,202, $169,176, $2,127,129, $–, $1,289,229, $800,503, $177,890, $6,030, $2,890,461, $226,348, $3,067,869, $2,068,183, $2,832,690, $10,272, $2,009,981, $777,423, $203,731, $6,250,224, $29,533, $233,687, $1,989,182, $1,830,175, $705, $6,697,420, $352,648, $–, $927,918, $175,792, $230,532, $5,000,000, $122,223, $1,040,174, $1,248,635, $4,884,743, $3,684,654, $9,266,378, $166,027, $585,239, $837, $45,196, $5,494,625, $10,226, $7,488,872, $229,506, $512,940, $8,607,226, $4,040,346, $290,055, $5,575,366, $19,151, $367,900, $3,471,348, $235,776, $6,414,863, $4,285,377, $3,257,184, $6,023, $14,852, $256,800, $551,372, $6,034,145, $783,059, $4,441,671, $5,906,000, $897,028, $903,850, $4,008,487, $675,116, $2,036,010, $890,549, $1,923,875, $1,337,431, $1,441,898, $21,108, $496,080, $12,198,602, $956,950, $898,296, $495,237, $243,191, $483,071, $1,097,436, $20,352, $223,456, $113,418, $17,368,314, $14,589,173, $2,100,840, $267,492, $21,751, $2,082,909, $319,883, $1,476,047, $495,028, $5,889,168, $276,706, $1,599,156, $12,232,649, $4,401,022, $2,988,658, $3,611,204, $4,626,615, $5,777,926, $9,388,471, $3,034, $66,690, $930,423, $469,001 and $4,927,500, respectively, totaling, $816,141,950.
(c)	In the case of Private Equity Investments, geographic region generally refers to where the general partner is headquartered and may be different from where a Private Equity Investment invests or operates.
(d)	Non-income producing security.
(e)	The rate shown is the annualized 7-day yield as of June 30, 2023.

1. Organization

Pomona Investment Fund (the “Fund”) was organized as a Delaware statutory trust on August 12, 2014 and commenced operations on May 7, 2015. The Fund is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as a non-diversified, closed-end management investment company. The Fund is managed by Pomona Management LLC (the “Adviser” and the “Administrator”), an investment adviser registered under the Investment Advisers Act of 1940, as amended. The Fund seeks long-term capital appreciation by investing principally in private equity investments (“Private Equity Investments”). On August 3, 2017, in connection with the Fund’s revolving credit agreement, Pomona Investment Fund LLC was organized as a Delaware limited liability company and is a wholly owned subsidiary of the Fund.

A board of trustees (the “Board”) has overall responsibility for the management and supervision of the business operations of the Fund. As permitted by applicable law, the Board may delegate any of its rights, powers and authority to, among others, the officers of the Fund, any committee of the Board, or the Adviser.

2. Summary of Significant Accounting Policies

The Fund follows the provisions of Fair Value Measurement set forth in ASC Topic 820 (“ASC 820”). The Fund has formal valuation policies and procedures (the “Valuation Procedures”), which have been approved by the Board. Effective September 8, 2022, the Adviser was designated as the Valuation Designee (the "Valuation Designee") for the Fund pursuant to Rule 2a-5 under the 1940 Act. The Adviser’s fair valuation team is responsible for monitoring developments that may impact fair valued securities.

The Board receives valuation reports from the Valuation Designee quarterly, annually and promptly (as necessary in accordance with rule 2a-5) and determines if the Valuation Procedures are operating as expected and the outcomes are reliable.

The Valuation Procedures are applied to all of the Fund’s investments, which primarily consists of the following types of Private Equity Investment strategies:

●	Secondary Investments refer to investments in existing Private Equity assets that are typically acquired in privately negotiated transactions.

●	Primary Investments refer to investments in newly established private equity funds.

●	Seasoned Primary Investments refer to primary investments made after an investment fund has already invested a certain percentage of its capital commitments.

●	Direct Investments/Co-Investments refers to investments in an operating company alongside other investors.

All investments are recorded at “Fair Value” in good faith. Fair value is based on actual or estimated market value, with special provisions for assets not having readily available market quotations, and for situations in which market quotations are deemed unreliable. The Private Equity Investments that the Fund makes normally do not have readily available market prices. Determining the fair value of Private Equity Investments and other assets requires that judgment be applied to the specific facts and circumstances of each asset while seeking to employ a valuation process that is consistently followed. There is not necessarily a single standard for determining fair value of such assets, and determinations of fair value may involve subjective judgments and estimates.

The fair values of the Fund’s Private Equity Investments are estimates and are determined by the Valuation Designee in accordance with the Valuation Procedures. If applicable, these estimates are net of management and performance incentive fees or allocations payable pursuant to the respective organizational documents of each Private Equity Investment. Ordinarily, the fair value of a Private Equity Investment held by the Fund is based on the net asset value (“NAV”) of that Private Equity Investment reported by its investment manager. If the Valuation Designee determines that the most recent NAV reported by the investment manager of a Private Equity Investment does not represent the fair value or if the investment manager of a Private Equity Investment fails to report a NAV to the Fund, a fair value determination is made by the Valuation Designee in accordance with the Valuation Procedures. This may include adjusting the previous NAV provided by an investment manager with other relevant information available at the time the Fund values its portfolio, including capital activity and material events occurring between the reference dates of the investment manager’s valuation and the relevant valuation date.

The Fund uses NAV as a practical expedient to determine the fair value of its investments in Private Equity Investments. For investments that do not have readily determinable fair values and for which it is not possible to use NAV as a practical expedient, such as certain Direct Investments/Co-Investments, the Valuation Designee will review and value such investments using one or more of the following types of analyses:

●	Market comparable statistics and public trading multiples discounted for illiquidity, minority ownership and/or other factors for investments with similar characteristics.

●	Discounted cash flow analysis, including a terminal value or exit multiple.

●	The cost of the investment, if the cost is determined to best approximate the fair value of the investment.

●	Valuations implied by third-party investment in similar assets or issuers.

Cash

The Fund holds cash at UMB Bank N.A. (the “Custodian”) and JPMorgan Chase Bank, N.A. At times, such deposits may be in excess of federally insured limits. The Fund has not experienced any losses in such accounts and does not believe it is exposed to any significant credit risk on such accounts. There are no restrictions on the cash held by the Fund.

Short-term Investments

Short-term investments represent investments in money market instruments and money market mutual funds, and are recorded at NAV per share which approximates fair value. Money market instruments are high quality, short-term fixed-income obligations, which generally have remaining maturities of one year or less and may include U.S. Government securities, commercial paper, certificates of deposit and bankers acceptances issued by domestic branches of U.S. banks that are members of the Federal Deposit Insurance Corporation, and repurchase agreements. There are no restrictions on the short-term investments held by the Fund.

Realized Gain/(Loss) on Investments, Interest Income, and Dividend Income

The Fund accounts for realized gains and losses, interest income, and dividend income on distributions received from Private Equity Investments based on the nature of such distributions as determined by each underlying investment manager.

Other Income from Private Equity Investments

The Fund accounts for other income on distributions received from Private Equity Investments based on the nature of such distributions as determined by the underlying investment fund managers.

Income Recognition and Expenses

Income is recognized on an accrual basis as earned. Expenses are recognized on an accrual basis as incurred.

The Fund bears all expenses incurred in the course of its operations, including, but not limited to, the following: all costs and expenses related to portfolio transactions and positions for the Fund’s account; professional fees; costs of insurance; registration expenses; and expenses of meetings of the Board. Certain expenses of the Fund attributable to a particular share class will be allocated to the share class to which they are attributable.

Use of Estimates

The preparation of consolidated financial statements in conformity with U.S. GAAP requires the Fund’s Administrator to make estimates and assumptions that affect the amounts reported in the consolidated financial statements and accompanying notes. Changes in the economic environment, financial markets, and any other factors or parameters used in determining these estimates could cause actual results to differ materially.

Foreign Currency

Assets and liabilities denominated in foreign currencies are translated into U.S. dollars based on the rate of exchange of such currencies against U.S. dollars on the date of valuation. Purchases and sales of investments and income and expenses are translated at the rate of exchange quoted on the respective date that such transactions are recorded. The Fund does not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of investments held.

3. Fair Value Disclosures

In accordance with ASC 820, the Fund discloses the fair value of its investments in a hierarchy that prioritizes the inputs to valuation techniques used to measure the fair value. The hierarchy gives the highest priority to valuations based on unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurement) and the lowest priority to valuations based upon unobservable inputs that are significant to the valuation (Level 3 measurement). The guidance establishes three levels of fair value as listed below.

-	Level 1 – Unadjusted quoted prices in active markets for identical investments that the Fund has the ability to access at the measurement date

-	Level 2 - Inputs other than quoted prices that are observable for the asset or liability, either directly or indirectly, including inputs in markets that are not considered to be active

-	Level 3 – Significant unobservable inputs

The notion of unobservable inputs is intended to allow for situations in which there is little, if any, market activity for the asset or liability at the measurement date. Under Level 3, the owner of an asset must determine fair value based on its own assumptions about what market participants would take into account in determining the fair value of the asset, using the best information available.

The inputs or methodology for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

A financial instrument’s level within the fair value hierarchy is based upon the lowest level of any input that is significant to the fair value measurement; however, the determination of what constitutes “observable” requires significant judgment by the Administrator. The Administrator considers observable data to be market data that is readily available, regularly distributed or updated, reliable and verifiable, not proprietary, and provided by independent sources that are actively involved in the relevant market. The Fund’s Private Equity Investments are generally restricted securities that are subject to substantial holding periods and restrictions on resale and are not traded in public markets. Accordingly, the Fund may not be able to resell such investments for extended periods, if at all.

The following table is a summary of information about the levels within the fair value hierarchy at which the Fund’s investments are measured as of June 30, 2023:

Investments in Securities at Value	Level 1	Level 2	Level 3	Total
Short-Term Investments	$278,574,254	$–	$–	$278,574,254
TOTAL	$278,574,254	$–	$–	$278,574,254

As the Fund uses the NAV as a practical expedient to determine the fair value of certain Private Equity Investments, these investments have not been classified in the U.S. GAAP fair value hierarchy. As of June 30, 2023, $921,094,790 was fair valued utilizing NAV as a practical expedient.

As of June 30, 2023 there were no level 3 investments held in the Fund. During the period ended June 30, 2023, the Fund did not have any transfers in or out of Level 3 of the fair value hierarchy.